UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INVESTORS VALUE FUND

FORM N-Q

September 30, 2008

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.2%
CONSUMER DISCRETIONARY - 16.6%
Hotels, Restaurants & Leisure - 2.5%
361,500	McDonald’s Corp.	$22,304,550

Internet & Catalog Retail - 1.2%
818,782	Liberty Media Holding Corp., Interactive Group, Series A Shares *	10,570,476

Media - 10.0%
547,600	DISH Network Corp. *	11,499,600
696,180	Liberty Media Corp. - Entertainment, Series A *	17,383,615
1,254,990	News Corp., Class B Shares	15,248,128
359,200	Scripps Networks Interactive, Class A Shares	13,042,552
496,700	SES Global SA, FDR (a)	10,303,997
1,573,000	Time Warner Inc.	20,622,030

	Total Media	88,099,922

Multiline Retail - 1.4%
255,100	Target Corp.	12,512,655

Specialty Retail - 1.5%
501,000	Home Depot Inc.	12,970,890

	TOTAL CONSUMER DISCRETIONARY	146,458,493

CONSUMER STAPLES - 13.3%
Food & Staples Retailing - 2.9%
425,900	Wal-Mart Stores Inc.	25,507,151

Food Products - 2.7%
454,267	Kraft Foods Inc., Class A Shares	14,877,244
336,000	Unilever PLC, ADR	9,142,560

	Total Food Products	24,019,804

Household Products - 2.9%
394,500	Kimberly-Clark Corp.	25,579,380

Tobacco - 4.8%
539,100	Altria Group Inc.	10,695,744
127,900	Lorillard Inc.	9,100,085
468,500	Philip Morris International Inc.	22,534,850

	Total Tobacco	42,330,679

	TOTAL CONSUMER STAPLES	117,437,014

ENERGY - 10.9%
Energy Equipment & Services - 3.1%
433,200	Halliburton Co.	14,031,348
123,760	Transocean Inc. *	13,593,798

	Total Energy Equipment & Services	27,625,146

Oil, Gas & Consumable Fuels - 7.8%
104,980	Devon Energy Corp.	9,574,176
210,800	Royal Dutch Shell PLC, ADR, Class A Shares	12,439,308
289,892	Suncor Energy Inc.	12,216,049
570,400	Total SA, ADR	34,611,872

	Total Oil, Gas & Consumable Fuels	68,841,405

	TOTAL ENERGY	96,466,551

FINANCIALS - 20.0%
Capital Markets - 1.2%
335,919	Bank of New York Mellon Corp.	10,944,241

Commercial Banks - 1.7%
394,940	Wells Fargo & Co.	14,822,098

Consumer Finance - 3.7%
478,560	American Express Co.	16,955,381

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Consumer Finance - 3.7% (continued)
308,800	Capital One Financial Corp.	$15,748,800

	Total Consumer Finance	32,704,181

Diversified Financial Services - 4.4%
499,500	Citigroup Inc.	10,244,745
602,860	JPMorgan Chase & Co.	28,153,562

	Total Diversified Financial Services	38,398,307

Insurance - 9.0%
183,350	AFLAC Inc.	10,771,813
257,600	Chubb Corp.	14,142,240
536,200	Loews Corp.	21,174,538
457,849	Marsh & McLennan Cos. Inc.	14,541,284
411,180	Travelers Cos. Inc.	18,585,336

	Total Insurance	79,215,211

	TOTAL FINANCIALS	176,084,038

HEALTH CARE - 5.4%
Health Care Providers & Services - 2.0%
277,600	UnitedHealth Group Inc.	7,048,264
233,200	WellPoint Inc. *	10,906,764

	Total Health Care Providers & Services	17,955,028

Pharmaceuticals - 3.4%
254,600	Abbott Laboratories	14,659,868
280,800	Novartis AG, ADR	14,837,472

	Total Pharmaceuticals	29,497,340

	TOTAL HEALTH CARE	47,452,368

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.8%
155,700	Boeing Co.	8,929,395
288,600	Raytheon Co.	15,442,986

	Total Aerospace & Defense	24,372,381

Commercial Services & Supplies - 1.2%
245,300	Avery Dennison Corp.	10,910,944

Industrial Conglomerates - 4.3%
951,400	General Electric Co.	24,260,701
222,600	United Technologies Corp.	13,369,356

	Total Industrial Conglomerates	37,630,057

	TOTAL INDUSTRIALS	72,913,382

INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 1.0%
673,600	Comverse Technology Inc. *	6,446,352
105,520	EchoStar Corp. *	2,543,032

	Total Communications Equipment	8,989,384

Computers & Peripherals - 1.8%
134,900	International Business Machines Corp.	15,777,904

Semiconductors & Semiconductor Equipment - 1.3%
543,500	Texas Instruments Inc.	11,685,250

Software - 1.5%
499,900	Microsoft Corp.	13,342,331

	TOTAL INFORMATION TECHNOLOGY	49,794,869

MATERIALS - 2.9%
Chemicals - 2.9%
149,400	Air Products & Chemicals Inc.	10,232,406
388,900	E.I. du Pont de Nemours & Co.	15,672,670

	TOTAL MATERIALS	25,905,076

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 6.4%
974,510	AT&T Inc.	$27,208,319
446,572	Embarq Corp.	18,108,495
349,800	Verizon Communications Inc.	11,225,082

	Total Diversified Telecommunication Services	56,541,896

Wireless Telecommunication Services - 1.0%
1,364,753	Sprint Nextel Corp.	8,324,993

	TOTAL TELECOMMUNICATION SERVICES	64,866,889

UTILITIES - 1.8%
Multi-Utilities - 1.8%
322,300	Sempra Energy	16,266,481

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $761,364,628)	813,645,161

FACE AMOUNT
SHORT-TERM INVESTMENT - 8.0%
Repurchase Agreement - 8.0%
$70,297,000	Interest in $100,000,000 joint tri-party repurchase agreement dated 9/30/08 with Deutsche Bank Securities Inc., 2.000% due 10/1/08; Proceeds at maturity - $70,300,905; (Fully collateralized by various U.S. government agency obligations, 3.957% to 11.125% due 8/15/31 to 7/1/37; Market value - $71,702,940) (Cost - $70,297,000)	70,297,000

	TOTAL INVESTMENTS - 100.2% (Cost - $831,661,628#)	883,942,161
	Liabilities in Excess of Other Assets - (0.2)%	(1,933,963)

	TOTAL NET ASSETS - 100.0%	$882,008,198

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investors Value Fund (the “Fund”) is a separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$883,942,161	$803,341,164	$80,600,997	—

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$157,020,029
Gross unrealized depreciation	(104,739,496)

Net unrealized appreciation	$52,280,533

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 24, 2008